Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
14.	EQUITY
a)	Authorized share capital
•	Unlimited number of common shares without par value. These shares have voting rights and their holders are entitled to receive dividend payments; and,
•

Unlimited number of convertible preference shares without par value, with the same rights as the common shares on dissolution and similar events. These shares have no voting rights and are not entitled to dividend payments.

The Company had the following common share transactions during the year ended December 31, 2017:

•	The Company closed a bought deal financing and issued 8,062,000 common shares for gross proceeds of C$49,380 ($39,237), with transaction costs allocated to the equity component of C$3,523 ($2,799).
•	The Company issued 1,000,000 common shares valued at C$5,170 ($4,141) upon exercise of private placement warrants (note 13).
•	The Company issued 53,854 common shares valued at $214 upon exercise of share options.

The Company had the following common share transactions during the year ended December 31, 2016:

•	The Company issued 30,193 common shares valued at $80 to settle debenture common share interest.
•	The Company issued 55,000 common shares valued at $134 to settle bonus payment on extinguishment of loan facility to Goldcorp Inc.
•	The Company issued 304,447 common shares valued at $848 in connection to termination benefits.
•	The Company closed a bought deal financing and issued 3,640,000 common shares for gross proceeds of C$18,837 ($14,030), with transaction costs allocated to the equity component of C$1,401 ($1,043).

At December 31, 2017, there were 44,678,701 issued and outstanding common shares (December 31, 2016 - 35,562,847). The Company does not currently pay dividends and entitlement will only arise upon declaration.

b)	Share options

The Company has an incentive share option plan (“the plan”) in place under which it is authorized to grant share options to executive officers, directors, employees and consultants. The plan allows the Company to grant share options up to a maximum of 10.0% of the number of issued shares of the Company.

Share options granted under the plan will have a term not to exceed five years, have an exercise price not less than the Market Price as defined by the TSX Corporate Finance Manual and vest over periods no less than eighteen months.

Share option transactions and the number of share options outstanding during the years ended December 31, 2017 and 2016, are summarized as follows:

	Number of share options	Weighted average exercise price (C$)
Outstanding at January 1, 2016	2,146,550	14.73
Granted	255,000	3.30
Expired	(523,600)	21.37
Forfeited	(92,500)	8.71
Outstanding at December 31, 2016	1,785,450	11.47
Granted	796,900	5.26
Exercised	(60,000)	3.30
Expired	(197,500)	25.72
Forfeited	(190,000)	10.30
Outstanding at December 31, 2017	2,134,850	8.29
Exercisable at December 31, 2017	1,274,825	10.34

Share options outstanding and exercisable at December 31, 2017, are as follows:

Exercise price range (C$)	Number of options outstanding	Weighted average exercise price (C$)	Weighted average remaining life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average remaining life of options (years)
2.50 - 10.00	1,695,750	5.49	3.51	835,725	5.73	2.82
10.01 - 20.00	336,500	15.43	1.64	336,500	15.43	1.64
20.01 - 31.40	102,600	31.20	3.61	102,600	31.20	3.61
	2,134,850	8.29	3.22	1,274,825	10.34	2.57

The fair value of share options recognized as an expense during the year ended December 31, 2017, was $892 (year ended December 31, 2016 - $837) (note 7(b)).

The weighted average grant date fair value of options granted during the year ended December 31, 2017, was C$3.07 ($2.36) (year ended December 31, 2016 - C$1.85 ($1.39). The following are the weighted average assumptions used for the Black-Scholes option pricing model valuation of share options granted during the years ended December 31, 2017 and 2016:

	Years ended December 31,
	2017	2016
Risk-free interest rate	1.2%	1.0%
Expected life of options	4.5 years	5.0 years
Annualized volatility	75.4%	73.0%
Forfeiture rate	2.2%	2.2%
Dividend rate	0.0%	0.0%

The risk-free rate of periods within the expected life of the share option is based on the Canadian government bond rate. The annualized volatility and forfeiture rate assumptions are based on historical results.

c)	Share-based compensation

On September 13, 2017, the Board of Directors approved grants of deferred share units, restricted share units, and performance share units under its long-term incentive plan.

DSU, RSU and PSU Activity	DSUs (thousands)	DSU Fair Value	RSUs (thousands)	RSU Fair Value	PSUs (thousands)	PSU Fair Value
At January 1, 2016	-	$-	-	$-	-	$-
At December 31, 2016	-	$-	-	$-	-	$-
Granted	113	492	175	762	175	1,318
Change in value	-	(77)	-	(119)	-	(228)
At December 31, 2017	113	$415	175	$643	175	$1,090

i)	Deferred share units

Directors were granted DSUs where each DSU has a value equivalent to the price of one common share listed on the TSX. The DSUs are settled in cash and fully vest the day before the 2018 Annual General Meeting. Cash settlement takes place following a Director’s resignation.

For the year ended December 31, 2017, the carrying amount of DSUs outstanding and included in accrued liabilities was $189 and share-based payments expense related to the DSUs was $189 (year ended December 31, 2016 - $nil) (note 7(b)).

ii)	Restricted share units

Selected employees were granted RSUs where each RSU has a value equivalent to the price of one common share listed on the TSX. The RSUs are settled in cash and fully vest on the three-year anniversary date, September 13, 2020.

For the year ended December 31, 2017, the carrying amount of the RSUs outstanding and included in other liabilities was $64 and share-based payments expense related to the RSUs was $64 (year ended December 31, 2016 - $nil) (note 7(b)).

iii)	Performance share units

Selected employees were granted PSUs where each PSU has a value equivalent to the price of one common share listed on the TSX. The PSUs are settled in cash and fully vest on December 31, 2019 (the “Performance Period”). Performance results at the end of the Performance Period relative to performance criteria and the application of a performance multiplier determines the vesting number of PSUs for each participant. Criteria is based on the Company’s share price performance in relation to its peer group.

For the year ended December 31, 2017, the carrying amount of the PSUs outstanding and included in other liabilities was $142 and share-based payments expense related to the PSUs was $142 (year ended December 31, 2016 - $nil) (note 7(b)).